iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  25 .6%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 5,177 $ 1,072,053
Brown-Forman Corp. , Class A ................ 27,658 792,125
Brown-Forman Corp. , Class B , NVS ............ 94,152 2,716,285
Celsius Holdings, Inc.
(a)
..................... 104,578 4,741,567
Coca-Cola Co. (The) ...................... 2,213,627 150,283,137
Coca-Cola Consolidated, Inc. ................. 32,959 3,683,168
Constellation Brands, Inc. , Class A ............. 83,189 13,895,891
Keurig Dr Pepper, Inc. ..................... 824,499 26,919,892
Molson Coors Beverage Co. , Class B ........... 106,666 5,196,768
Monster Beverage Corp.
(a) (b)
.................. 444,121 26,092,109
PepsiCo, Inc. ........................... 795,001 109,646,538
Primo Brands Corp. , Class A ................. 163,309 4,508,961
349,548,494
a
Chemicals  —  2 .3%
Corteva, Inc. ............................ 435,542 31,415,644
a
Consumer Staples Distribution & Retail  —  7 .7%
Albertsons Companies, Inc. , Class A ............ 263,349 5,061,568
Casey's General Stores, Inc. ................. 23,526 12,236,578
Kroger Co. (The) ......................... 386,076 27,063,928
Performance Food Group Co.
(a)
............... 97,152 9,754,061
Sprouts Farmers Market, Inc.
(a)
................ 62,349 9,448,367
Sysco Corp. ............................ 308,899 24,588,360
U.S. Foods Holding Corp.
(a)
.................. 146,190 12,182,013
Walgreens Boots Alliance, Inc. ................ 454,381 5,288,995
105,623,870
a
Food Products  —  15 .0%
Archer-Daniels-Midland Co. .................. 304,302 16,487,082
Bunge Global SA ......................... 84,586 6,746,579
Conagra Brands, Inc. ...................... 303,264 5,537,601
Darling Ingredients, Inc.
(a)
................... 99,558 3,223,688
Flowers Foods, Inc. ....................... 118,406 1,876,735
Freshpet, Inc.
(a)
.......................... 30,178 2,061,761
General Mills, Inc. ........................ 348,624 17,075,604
Hershey Co. (The) ........................ 92,749 17,263,371
Hormel Foods Corp. ....................... 183,912 5,166,088
Ingredion, Inc. ........................... 40,606 5,341,313
J M Smucker Co. (The) ..................... 66,013 7,085,835
Kellanova .............................. 176,879 14,120,251
Kraft Heinz Co. (The) ...................... 543,572 14,926,487
Lamb Weston Holdings, Inc. ................. 86,678 4,946,714
McCormick & Co., Inc. , NVS ................. 161,207 11,386,050
Mondelez International, Inc. , Class A ............ 812,699 52,573,498
Pilgrim's Pride Corp. ....................... 26,201 1,241,665
Post Holdings, Inc.
(a)
....................... 32,120 3,398,617
Seaboard Corp. .......................... 171 541,588
Smithfield Foods, Inc. ...................... 16,474 397,353
Security Shares Value
a
Food Products (continued)
The Campbell's Company ................... 123,417 $ 3,939,471
Tyson Foods, Inc. , Class A .................. 177,965 9,307,570
204,644,921
a
Health Care Providers & Services  —  10 .0%
Cencora, Inc. ........................... 116,574 33,349,490
CVS Health Corp. ........................ 785,464 48,777,315
McKesson Corp. ......................... 78,571 54,492,131
136,618,936
a
Household Products  —  21 .5%
Church & Dwight Co., Inc. ................... 156,801 14,703,230
Clorox Co. (The) ......................... 78,396 9,843,402
Colgate-Palmolive Co. ..................... 507,756 42,575,340
Kimberly-Clark Corp. ...................... 211,562 26,364,856
Procter & Gamble Co. (The) ................. 1,323,487 199,145,089
Reynolds Consumer Products, Inc. ............. 34,306 771,542
293,403,459
a
Personal Care Products  —  2 .2%
BellRing Brands, Inc.
(a)
..................... 80,736 4,406,571
Kenvue, Inc. ............................ 1,209,806 25,938,241
30,344,812
a
Tobacco  —  15 .4%
Altria Group, Inc. ......................... 1,053,248 65,238,181
Philip Morris International, Inc. ................ 885,084 145,198,030
210,436,211
Total Long-Term Investments — 99.7%
(Cost: $ 1,436,427,881 ) ............................... 1,362,036,347
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 3,061,283 3,062,507
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 1,722,901 1,722,901
a
Total Short-Term Securities — 0.3%
(Cost: $ 4,785,408 ) .................................. 4,785,408
Total Investments — 100.0%
(Cost: $ 1,441,213,289 ) ............................... 1,366,821,755
Liabilities in Excess of Other Assets — 0 .0% ................ (588,280)
Net Assets — 100.0% ................................. $ 1,366,233,475
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 511,802 $ 2,550,705
(a)
$ — $ 9 $ (9) $ 3,062,507 3,061,283 $ 249
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,757,976 — (35,075)
(a)
— — 1,722,901 1,722,901 22,460 —
$ 9 $ (9)
$ 4,785,408
$ 22,709 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 50 09/19/25 $ 4,038 $ (70,603)

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,362,036,347  $ —  $ —  $ 1,362,036,347
Short-Term Securities
Money Market Funds ...................................... 4,785,408  —  —  4,785,408
$ 1,366,821,755  $ —  $ —  $ 1,366,821,755
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (70,603) $ —  $ —  $ (70,603)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)